Parametric
Commodity Strategy Fund
September 30, 2022
Consolidated Portfolio of Investments (Unaudited)

Closed-End Funds — 4.0%
Security	Shares	Value
SPDR Gold MiniShares Trust(1)	2,265,000	$ 74,699,700
Total Closed-End Funds (identified cost $78,311,071)		$ 74,699,700

Short-Term Investments — 96.3%
Affiliated Fund — 6.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(2)	112,438,533	$ 112,438,533
Total Affiliated Fund (identified cost $112,438,533)		$ 112,438,533

U.S. Treasury Obligations — 90.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 11/3/22(3)	$15,000	$ 14,965,670
0.00%, 12/1/22	19,000	18,909,619
0.00%, 12/29/22(3)	155,000	153,802,692
0.00%, 1/26/23(3)	121,000	119,690,908
0.00%, 2/23/23(3)	240,000	236,634,377
0.00%, 3/9/23	225,520	221,862,133
0.00%, 3/16/23	66,520	65,402,910
0.00%, 3/23/23(3)	14,070	13,825,560
0.00%, 4/20/23(3)	9,070	8,890,919
0.00%, 5/18/23(3)	41,330	40,420,151
U.S. Treasury Inflation-Protected Note:(4)
0.125%, 1/15/23	113,981	112,844,363
0.375%, 7/15/23	175,691	172,938,174
0.625%, 4/15/23	200,387	197,391,570
U.S. Treasury Note:
0.125%, 2/28/23(3)	32,000	31,521,884
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note: (continued)
0.125%, 5/15/23(3)	$17,660	$ 17,235,577
0.125%, 5/31/23(3)	20,000	19,481,878
0.25%, 4/15/23(3)	15,590	15,287,734
1.50%, 2/28/23(3)	30,800	30,513,068
1.625%, 11/15/22	13,000	12,976,912
1.625%, 12/15/22	29,370	29,281,961
1.625%, 4/30/23	5,000	4,930,608
1.75%, 1/31/23	30,000	29,809,172
1.75%, 5/15/23(3)	25,460	25,098,749
1.875%, 10/31/22	16,000	15,988,860
2.00%, 11/30/22	9,340	9,322,214
2.125%, 12/31/22	20,000	19,932,360
2.50%, 3/31/23	40,000	39,743,147
Total U.S. Treasury Obligations (identified cost $1,699,921,813)		$1,678,703,170
Total Short-Term Investments (identified cost $1,812,360,346)		$1,791,141,703
Total Investments — 100.3% (identified cost $1,890,671,417)		$1,865,841,403
Other Assets, Less Liabilities — (0.3)%		$ (5,120,762)
Net Assets — 100.0%		$1,860,720,641
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	389	Long	11/30/22	$ 32,489,280	$ (1,990,123)
Cocoa	1,504	Long	12/14/22	35,404,159	(507,682)
Coffee	817	Long	12/19/22	67,877,382	1,685,185
Copper	829	Long	12/28/22	70,724,062	(1,806,069)

Parametric
Commodity Strategy Fund
September 30, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Corn	2,063	Long	12/14/22	$ 69,884,125	$ 8,738,083
Cotton No. 2	651	Long	12/7/22	27,778,170	(13,497,138)
Feeder Cattle	189	Long	1/26/23	16,601,288	(1,064,360)
Gold	404	Long	12/28/22	67,548,800	(7,639,574)
Hard Red Winter Wheat	357	Long	12/14/22	17,698,275	1,941,186
Lean Hogs	1,054	Long	12/14/22	32,136,460	(4,991,256)
Live Cattle	1,210	Long	12/30/22	71,172,200	(1,407,211)
LME Copper	401	Long	10/17/22	77,072,200	195,575
LME Copper	381	Long	11/14/22	72,732,900	(629,431)
LME Copper	369	Long	12/19/22	69,916,275	(578,850)
LME Lead	781	Long	10/17/22	37,380,613	(1,062,425)
LME Lead	725	Long	11/14/22	34,673,125	(2,219,438)
LME Lead	748	Long	12/19/22	35,717,000	232,345
LME Nickel	570	Long	10/17/22	71,861,040	(2,368,662)
LME Nickel	548	Long	11/14/22	69,228,840	(4,062,660)
LME Nickel	559	Long	12/19/22	70,742,568	(1,696,818)
LME Primary Aluminum	2,535	Long	10/17/22	137,159,344	(16,734,001)
LME Primary Aluminum	2,464	Long	11/14/22	132,640,200	(14,785,375)
LME Primary Aluminum	2,482	Long	12/19/22	134,090,050	(5,419,650)
LME Tin	150	Long	10/17/22	15,520,500	(3,495,750)
LME Tin	152	Long	11/14/22	15,719,840	(2,798,095)
LME Tin	167	Long	12/19/22	17,250,265	(300,990)
LME Zinc	1,019	Long	10/17/22	76,883,550	(714,913)
LME Zinc	900	Long	11/14/22	67,522,500	(7,933,488)
LME Zinc	897	Long	12/19/22	66,893,775	(3,576,869)
Low Sulphur Gasoil	723	Long	12/12/22	65,232,675	(5,537,956)
Natural Gas	1,570	Long	12/28/22	113,777,900	26,855,932
NY Harbor ULSD	489	Long	11/30/22	64,222,326	(6,401,960)
Palladium	159	Long	12/28/22	34,696,980	1,877,928
Platinum	784	Long	1/27/23	33,676,720	632,414
RBOB Gasoline	1,436	Long	11/30/22	137,445,016	(48,832)
Robusta Coffee	853	Long	11/24/22	18,365,090	1,029,499
Silver	1,429	Long	12/28/22	136,033,655	(2,097,650)
Soybean Meal	950	Long	1/13/23	65,336,250	(970,320)
Soybean Oil	1,784	Long	1/13/23	65,176,656	(1,022,523)
Soybeans	830	Long	1/13/23	33,307,900	(469,191)
Sugar No. 11	1,848	Long	2/28/23	36,593,357	(226,756)
Wheat	793	Long	12/14/22	36,537,475	3,243,600
White Sugar	663	Long	11/15/22	17,526,405	(102,454)
WTI Crude Oil	411	Long	11/21/22	32,353,920	(2,031,281)
LME Copper	(401)	Short	10/17/22	(77,072,200)	148,469
LME Copper	(381)	Short	11/14/22	(72,732,900)	263,569
LME Lead	(781)	Short	10/17/22	(37,380,612)	2,411,594

Parametric
Commodity Strategy Fund
September 30, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Lead	(725)	Short	11/14/22	$ (34,673,125)	$ (285,809)
LME Nickel	(570)	Short	10/17/22	(71,861,040)	4,268,160
LME Nickel	(548)	Short	11/14/22	(69,228,840)	1,685,100
LME Nickel	(64)	Short	12/19/22	(8,099,328)	1,480,704
LME Primary Aluminum	(2,535)	Short	10/17/22	(137,159,344)	15,192,169
LME Primary Aluminum	(2,464)	Short	11/14/22	(132,640,200)	5,590,200
LME Tin	(150)	Short	10/17/22	(15,520,500)	2,841,375
LME Tin	(152)	Short	11/14/22	(15,719,840)	297,920
LME Zinc	(1,019)	Short	10/17/22	(76,883,550)	9,294,219
LME Zinc	(900)	Short	11/14/22	(67,522,501)	3,796,492
					$(26,773,842)
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2022 were $391,070,606 or 21% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Parametric
Commodity Strategy Fund
September 30, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $112,438,533, which represents 6.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserve Fund	$163,577,173	$1,911,882,613	$(2,075,452,887)	$(6,899)	$ —	$ —	$40,553	—
Liquidity Fund	—	2,053,657,261	(1,941,218,728)	—	—	112,438,533	651,895	112,438,533
Total				$(6,899)	$ —	$112,438,533	$692,448
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 74,699,700	$ —	$ —	$ 74,699,700
Short-Term Investments:
Affiliated Fund	112,438,533	—	—	112,438,533
U.S. Treasury Obligations	—	1,678,703,170	—	1,678,703,170
Total Investments	$ 187,138,233	$1,678,703,170	$ —	$1,865,841,403
Futures Contracts	$ 93,701,718	$ —	$ —	$ 93,701,718
Total	$ 280,839,951	$1,678,703,170	$ —	$1,959,543,121
Liability Description
Futures Contracts	$(120,475,560)	$ —	$ —	$ (120,475,560)
Total	$(120,475,560)	$ —	$ —	$ (120,475,560)
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Parametric
Commodity Strategy Fund
September 30, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.